Long Term Debt (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Debt Instrument
Senior Notes	$ 775.0	$ 0
Loans Payable to Bank	172.8	0
Line of Credit Facility, Amount Outstanding	0	0
Long-term Debt	947.8	0
Long-term Debt, Current Maturities	(13.1)	0
Line of Credit Facility, Remaining Borrowing Capacity	174.5
Line of Credit Facility, Maximum Borrowing Capacity	175.0
Loans payable to Bank initial borrowing	175.0
Letters of Credit Outstanding, Amount	0.5
Debt, Weighted Average Interest Rate	2.25%
Long-term Debt, Maturities, Repayments of Principal in Remainder of Calendar Year	2.2
Long-term Debt, Maturities, Repaments of Principal in Second Calendar Year	4.4
Long-term Debt, Maturities, Repaments of Principal in Thir Calendar Year	6.6
Long-term Debt, Maturities, Repaments of Principal in Fourth and Fifth Calendar Year	8.8
Line of Credit Facility, Consolidated Leverage Ratio, Current Fiscal Year	5.50
Line of Credit Facility, Consolidated Leverage Ratio, Year Two	5.25
Line of Credit Facility, Consolidated Leverage Ratio, Year Three	5.00
Line of Credit Facility, Consolidated Leverage Ratio, Year Four	4.75
Line of Credit Facility, Consolidated Leverage Ratio, Year Five	4.50
Line of Credit Facility, Minimum Interest Expense Coverage Ratio, Current Fiscal Year	2.50
Line of Credit Facility, Minimum Interest Expense Coverage Ratio, Year Two	2.75
Line of Credit Facility, Minimum Attachment or Judgment That May Trigger an Event of Default	25.0
Percentage of Lenders Required to Request Acceleration of Debt After an Event of Default	50.00%
Debt Instrument, Interest Rate, Stated Percentage	7.375%
Credit Facility initial borrowing capacity	350.0
Long-term Debt, Excluding Current Maturities	934.7	0
Libor Rate | Minimum
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate	1.50%
Libor Rate | Maximum
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate	2.00%
Base Rate-Based | Minimum
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate	0.50%
Base Rate-Based | Maximum
Debt Instrument
Debt Instrument, Basis Spread on Variable Rate	1.00%
Parent Company
Debt Instrument
Senior Notes	775.0
Long-term Debt, Current Maturities	(13.1)
Long-term Debt, Excluding Current Maturities	$ 934.7